Pensions and other post-retirement benefits - Schedule of reconciliation of the net defined benefit asset (liability) (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset	£ 1,814	£ 1,951
Changes in net defined benefit liability (asset) [abstract]
Income/(cost) recognised in the income statement (including discontinued operations)	(63)	(44)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	(49)	(224)
Employer contributions	282	165
Other movements	9	(17)
Reclassification to held for sale (note 10)	0	(17)
Closing net defined benefit asset including restrictions on the defined benefit assets	1,993	1,814
Restrictions on the defined benefit asset	(77)	0	£ 0
Closing net defined benefit asset	1,916	1,814	1,951
UK | Pensions
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset	1,261	1,614
Changes in net defined benefit liability (asset) [abstract]
Income/(cost) recognised in the income statement (including discontinued operations)	8	17
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	(257)	(474)
Employer contributions	112	118
Other movements	4	3
Reclassification to held for sale (note 10)	0	(17)
Closing net defined benefit asset including restrictions on the defined benefit assets	1,128	1,261
Restrictions on the defined benefit asset	0	0	0
Closing net defined benefit asset	1,128	1,261	1,614
US | Pensions
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset	408	324
Changes in net defined benefit liability (asset) [abstract]
Income/(cost) recognised in the income statement (including discontinued operations)	(55)	(36)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	96	94
Employer contributions	27	26
Other movements	0	0
Reclassification to held for sale (note 10)	0	0
Closing net defined benefit asset including restrictions on the defined benefit assets	476	408
Restrictions on the defined benefit asset	0	0	0
Closing net defined benefit asset	476	408	324
US | Other post-retirement benefits
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset	145	13
Changes in net defined benefit liability (asset) [abstract]
Income/(cost) recognised in the income statement (including discontinued operations)	(16)	(25)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	112	156
Employer contributions	143	21
Other movements	5	(20)
Reclassification to held for sale (note 10)	0	0
Closing net defined benefit asset including restrictions on the defined benefit assets	389	145
Restrictions on the defined benefit asset	(77)	0	0
Closing net defined benefit asset	312	£ 145	£ 13
One-off contribution to net defined benefit liability (asset)	£ 133